                     [LETTERHEAD OF CLIFFORD CHANCE US LLP]

                                                              December 21, 2006

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:      Morgan Stanley International Value Equity Fund (the "Fund")
         Securities Act File No. 333-53546
         Post-Effective Amendment No. 8
         Investment Company Act No. 811-10273
         Post-Effective Amendment No. 9

Dear Sir or Madam:

         In connection with the filing of Post-Effective Amendment No. 8 to this
     Fund's Registration Statement on Form N-1A, we hereby represent, pursuant to Rule 485(b), that the said Post-Effective Amendment No. 8 filed pursuant to Rule 485(b) under the Securities Act of 1933 does not contain any disclosures which would render it ineligible to become effective pursuant to said Rule 485(b).

                                                  Very truly yours,

                                                  /s/ Stuart M. Strauss
                                                  Stuart M. Strauss